SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09373

               OPPENHEIMER SENIOR FLOATING RATE FUND (CLOSED-END)
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                          Date of fiscal year end: JULY
                                                   ----

                    Date of reporting period: APRIL 30, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
CORPORATE LOANS--100.9%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--30.2%
------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--6.7%
Collins & Aikman Corp., Sr. Sec. Credit Facilities Revolving Credit
Loan, Debtor in Possession, 8%-9.616%, 8/31/07 1,2                     $  3,980,679     $    4,015,509
------------------------------------------------------------------------------------------------------
Collins & Aikman Corp., Sr. Sec. Credit Facilities Term Loan,
Debtor in Possession:
Tranche B, 7.938%, 5/17/07 1,2                                           14,184,783         14,314,815
Tranche B, 9.616%, 8/31/07 1                                                 24,016             24,237
------------------------------------------------------------------------------------------------------
Delphi Corp., Sr. Sec. Credit Facilities Revolving Credit Loan,
6/18/09 1,2,3                                                             8,000,000          8,248,000
------------------------------------------------------------------------------------------------------
Delphi Corp., Sr. Sec. Credit Facilities Revolving Credit Loan,
11.589%, 6/18/09 1,2                                                     18,778,585         19,360,721
------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Pre-Petition
Revolving Credit Loan, Tranche B, 6.75%, 12/30/06 1                      24,130,866         23,624,118
------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Term Loan, Debtor
in Possession, 6.813%, 12/9/06 1                                          7,000,000          7,022,967
------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 7.954%, 4/30/10 1                                        25,000,000         25,382,825
------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8.09%-8.61%, 6/3/09 1                                   23,417,844         23,580,926
------------------------------------------------------------------------------------------------------
Key Plastics LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.81%-7.85%, 6/25/10 1,2                                                 13,728,101         13,865,380
------------------------------------------------------------------------------------------------------
Lear Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
4/24/12 1,3                                                               8,000,000          8,035,000
------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.58%-8.10%, 6/23/11 1                                        23,299,243         23,619,606
------------------------------------------------------------------------------------------------------
Plastech Engineered Products, Inc., Sr. Sec. Credit Facilities Term
Loan:
Tranche A, 9.479%, 2/12/09 1,2                                            1,285,714          1,272,857
Tranche B, 9.729%, 2/12/10 1                                             10,240,241          9,709,028
------------------------------------------------------------------------------------------------------
RJ Tower Corp., Sr. Sec. Credit Facilities Term Loan, Debtor in
Possession, 8.25%, 2/2/07 1,2                                            26,000,000         26,510,718
------------------------------------------------------------------------------------------------------
TI Automotive Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche
C, 7.942%, 6/7/11 1                                                      22,068,967         21,737,933
                                                                                        --------------
                                                                                           230,324,640
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.6%
Aladdin/OpBiz Gaming LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 6.24%, 8/31/10 1,2                                            15,949,088         15,630,106
Tranche B, 8.92%, 8/31/10 1,2                                                40,802             40,484
------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.469%-8.258%, 8/27/09 1,2                                     1,585,048          1,600,405
------------------------------------------------------------------------------------------------------
Arby's LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.06%-7.376%, 7/25/12 1                                                   8,902,600          9,012,956
------------------------------------------------------------------------------------------------------
Buffets, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.19%-8.50%, 6/28/09 1,2                                                 12,639,645         12,734,442
------------------------------------------------------------------------------------------------------
Del Taco Restaurants, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.07%, 3/2/13 1                                                4,000,000          4,055,000
------------------------------------------------------------------------------------------------------
Denny's Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,             7,386,503          7,523,462
7.97%-8.329%, 9/30/09 1


1            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Denny's Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.715%-10.33%, 8/31/10 1,2                                             $  4,999,998     $    5,164,584
------------------------------------------------------------------------------------------------------
Garden Fresh Restaurant Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 8.229%-10%, 6/20/11 1,2                             6,956,250          6,973,641
------------------------------------------------------------------------------------------------------
Harmon Koval Partners LLC, Sr. Sec Credit Facilities 1st Lien Term
Loan, 8.02%, 12/31/06 1,2                                                 4,000,000          4,015,000
------------------------------------------------------------------------------------------------------
MotorCity Casino LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.80%-6.965%, 7/21/12 1,2                                              6,947,514          7,003,961
------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.26%-6.86%, 10/3/12 1                                         4,467,499          4,531,024
------------------------------------------------------------------------------------------------------
Resorts International Hotel and Casino, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 8.98%, 3/22/12 1               17,216,510         17,433,869
------------------------------------------------------------------------------------------------------
Resorts International Hotel and Casino, Inc., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 15.979%, 3/22/13 1                         8,109,447          8,238,695
------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., Sr. Sec. Credit Facilities Term
Loan:
Tranche B1, 7.17%, 5/20/12 1                                              3,970,000          4,014,043
Tranche B2, 1%, 5/20/12 1,2                                               3,970,000          4,014,043
------------------------------------------------------------------------------------------------------
Turtle Bay Resort, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.75%, 9/13/10 1,2                                            12,950,000         13,047,125
------------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 1/18/13 1,3                                                           10,105,263         10,266,321
------------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan, Delayed
Draw,  1/18/13 1,3                                                        8,894,737          8,929,480
------------------------------------------------------------------------------------------------------
Wembley plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.82%-6.99%, 7/25/12 1,2                                                  2,985,000          3,030,710
------------------------------------------------------------------------------------------------------
Wembley plc, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.74%,
7/25/13 1,2                                                               4,000,000          4,078,332
------------------------------------------------------------------------------------------------------
Yonkers Racing Corp., Sr. Sec. Credit Facilities Term Loan,
2.25%-8.45%, 7/25/11 1,2                                                  8,500,000          8,630,160
                                                                                        --------------
                                                                                           159,967,843
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Culligan International Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.401%, 9/30/11 1,2                                            8,900,000          9,039,063
------------------------------------------------------------------------------------------------------
Springs Window Fashions Division, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 7.75%, 12/18/12 1,2                                 9,975,000         10,149,563
                                                                                        --------------
                                                                                            19,188,626
------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
Tire Rack, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.58%-6.73%, 6/24/12 1,2                                       9,157,042          9,231,443
                                                                                        --------------
                                                                                             9,231,443
------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.9%
24 Hour Fitness, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.70%-8%, 6/18/12 1                                           20,000,000         20,283,340
------------------------------------------------------------------------------------------------------
Latham International Ltd., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.83%, 12/29/10 1,2                                            9,371,366          9,488,508
                                                                                        --------------
                                                                                            29,771,848


2            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
MEDIA--13.9%
ALM Properties, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.479%, 3/4/10 1                                               $   12,561,763     $   12,640,274
------------------------------------------------------------------------------------------------------
Bragg Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.81%, 8/31/11 1,2                                             9,949,495         10,092,519
------------------------------------------------------------------------------------------------------
Cablevision Systems Corp. Holdings, Inc., Sr. Sec. Credit
Facilities Term Loan:
Tranche B, 4/1/13 1,3                                                     7,000,000          7,038,640
Tranche B, 6.58%-6.74%, 4/1/13 1                                         44,000,001         44,242,880
------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.987%-8.088%, 2/23/09 1,2                                2,456,141          2,468,421
------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, Tranche C, 10.849%-12.575%, 2/23/10 1,2                  20,101,201         20,905,249
------------------------------------------------------------------------------------------------------
Century Theatres, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.695%, 3/1/13 1                                              10,000,000         10,112,500
------------------------------------------------------------------------------------------------------
Century-TCI California LP, Sr. Sec. Credit Facilities Revolving
Credit Loan, 7.644%, 12/31/07 1                                          24,435,000         24,381,561
------------------------------------------------------------------------------------------------------
Century-TCI California LP, Sr. Sec. Credit Facilities Term Loan,
7.644%, 12/31/07 1                                                       24,703,475         24,649,449
------------------------------------------------------------------------------------------------------
Charter Communications Operation LLC, Sr. Sec. Credit Facilities
Term Loan, 7.755%, 4/27/13 1                                             45,000,000         45,240,165
------------------------------------------------------------------------------------------------------
Cygnus Business Media, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.577%, 12/31/08 1,2                                           9,949,495          9,899,747
------------------------------------------------------------------------------------------------------
Deluxe Entertainment Services, Inc., Sr. Sec. Credit Facilities
Term Loan, 8.729%, 1/13/10 1,2                                            7,500,000          7,621,875
------------------------------------------------------------------------------------------------------
DoubleClick, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.75%, 6/14/12 1                                                         29,235,183         29,746,798
------------------------------------------------------------------------------------------------------
Endurance Business Media, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.18%, 3/7/12 1,2                                       12,064,775         12,132,639
------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities
Revolving Credit Loan, 9.15%, 6/30/06 1,2                                 9,363,636          9,397,289
------------------------------------------------------------------------------------------------------
Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.49%, 11/22/12 1                                             12,468,750         12,554,473
------------------------------------------------------------------------------------------------------
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.17%, 8/5/12 1,2                                                  14,920,000         15,046,820
------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities Term
Loan:
Tranche A, 7.229%, 4/8/11 1                                               4,000,000          4,038,056
Tranche B, 7.229%, 4/8/12 1                                               6,000,000          6,073,128
------------------------------------------------------------------------------------------------------
Paxson Communications Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.318%, 1/15/12 1                                             14,000,000         14,061,250
------------------------------------------------------------------------------------------------------
PBI Media LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.229%-7.376%, 9/30/12 1,2                                     7,954,988          7,981,501
------------------------------------------------------------------------------------------------------
PBI Media LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.126%, 9/30/13 1,2                                                      8,000,000          7,960,000
------------------------------------------------------------------------------------------------------
Quebecor Media, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.068%, 1/17/13 1                                                     14,962,500         15,186,938
------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.479%, 11/10/10 1                                                    30,049,692         30,280,714


3            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
San Juan Cable & Construction, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.84%, 10/31/12 1                              $   14,962,500     $   15,168,234
------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
7.23%, 7/31/13 1,2                                                       14,962,500         15,027,961
------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, Sr. Sec. Credit Facilities
Term Loan:
Tranche F2, 7.83%, 2/1/12 1,2                                            18,000,000         18,081,000
Tranche H2, 7.33%, 9/30/12 1                                             15,000,000         15,096,870
------------------------------------------------------------------------------------------------------
Wide Open West LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.29%, 5/5/13 1                                                          15,000,000         15,000,000
------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan,
7%-7.25%, 11/3/12 1,2                                                    14,912,437         14,945,065
                                                                                        --------------
                                                                                           477,072,016
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Dollarama Group LP, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.376%, 2/12/12 1,2                                                    6,912,500          6,990,266
------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.34%, 4/6/13 1                                                2,898,734          2,941,957
                                                                                        --------------
                                                                                             9,932,223
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.8%
BCBG Max Azria Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.063%-9.863%, 8/10/11 1,2                                    13,999,999         13,982,500
------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities
Term Loan, 7.16%, 5/28/13 1                                              17,000,000         16,978,750
------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.80%-8%, 3/1/12 1,2                                     7,920,001          8,019,000
------------------------------------------------------------------------------------------------------
Harbor Freight Tools, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.651%, 7/15/10 1                                                     10,788,357         10,855,784
------------------------------------------------------------------------------------------------------
Movie Gallery, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 10.23%, 4/27/11 1                                                     23,177,396         21,471,678
------------------------------------------------------------------------------------------------------
Oriental Trading Co., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.25%, 2/14/10 1,2                                                    11,429,568         11,515,290
------------------------------------------------------------------------------------------------------
Savers, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.24%, 7/30/09 1,2                                             8,041,998          8,087,234
------------------------------------------------------------------------------------------------------
Sports Authority, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.347%, 5/3/13 1                                               4,000,000          4,003,752
                                                                                        --------------
                                                                                            94,913,988
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Maidenform, Inc., Sr. Sec. Credit Facilities Term Loan,
6.499%-6.68%, 6/7/10 1                                                    8,900,000          8,955,625
                                                                                        --------------
                                                                                             8,955,625
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.4%
------------------------------------------------------------------------------------------------------
BEVERAGES--0.3%
Sunny Delight Beverages Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.98%-9.34%, 8/3/10 1                                          6,750,000          6,724,687

4            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
Sunny Delight Beverages Co., Sr. Sec. Credit Facilities Revolving
Credit Loan, 9%-9.09%, 8/23/09 1,2                                     $  1,604,166     $    1,556,041
                                                                                        --------------
                                                                                             8,280,728
------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Bi-Lo Holdings LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 8.85%-9%, 7/29/11 1                                                   39,960,145         40,372,254
------------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Term Loan, 6.688%-8.384%,
4/11/13 1                                                                   802,325            803,495
------------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Term Loan, Prefunded,
4.92%, 4/17/13 1                                                          1,023,256          1,024,748
------------------------------------------------------------------------------------------------------
MAPCO, Inc., Sr. Sec. Credit Facilities Term Loan, 7.69%, 4/28/11 1       6,287,548          6,385,791
------------------------------------------------------------------------------------------------------
Solvest Ltd., Sr. Sec. Credit Facilities Term Loan, 6.688%-8.384%,
4/17/13 1                                                                 6,174,418          6,183,420
                                                                                        --------------
                                                                                            54,769,708
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, Tranche B2, 6.858%, 9/30/12 1                              10,500,000         10,637,813
------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche C, 7%, 6/28/12 1,2                                    14,897,475         15,058,859
------------------------------------------------------------------------------------------------------
Meow Mix, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.18%, 7/13/11 1,2                                                       10,710,526         10,740,655
------------------------------------------------------------------------------------------------------
Windsor Quality Food Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.73%, 12/10/10 1,2                                            5,950,000          5,987,188
                                                                                        --------------
                                                                                            42,424,515
------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Amscan Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.77%, 12/22/12 1,2                                     17,000,000         17,173,536
------------------------------------------------------------------------------------------------------
Jarden Corp., Sr. Sec. Credit Facilities Term Loan, 6.99%,
1/24/12 1                                                                 9,227,737          9,329,076
------------------------------------------------------------------------------------------------------
Playpower, Inc., Sr. Sec. Credit Facilities Term Loan, 7.98%,
2/1/10 1,2                                                                9,794,872          9,917,308
                                                                                        --------------
                                                                                            36,419,920
------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--2.8%
American Safety Razor Co., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.56%, 2/1/12 1,2                                                   6,496,389          6,561,353
------------------------------------------------------------------------------------------------------
American Safety Razor Co., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.23%, 8/1/12 1,2                                                  7,000,000          7,105,000
------------------------------------------------------------------------------------------------------
Cosmetic Essence, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 9.863%, 12/3/10 1,2                                                11,467,759         11,467,759
------------------------------------------------------------------------------------------------------
Easton Bell Sports, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.60%-6.81%, 3/16/12 1                                         7,000,000          7,084,581
------------------------------------------------------------------------------------------------------
FGX International, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.93%, 12/15/12 1                                                        18,000,000         17,955,000
------------------------------------------------------------------------------------------------------
MD Beauty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8%-9.75%, 2/18/12 1                                                      14,263,358         14,374,797
------------------------------------------------------------------------------------------------------
Natural Products Group, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.08%-8.17%, 8/16/11 1,2                                           11,299,785         11,370,409
------------------------------------------------------------------------------------------------------
Nice-Pak Products, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.399%, 6/18/10 1,2                                            2,651,667          2,659,953

5            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS CONTINUED
Pure Fishing, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.70%-8.06%, 3/23/10 1,2                                          $   17,487,325     $   17,629,408
                                                                                        --------------
                                                                                            96,208,260
------------------------------------------------------------------------------------------------------
TOBACCO--0.4%
Commonwealth Brands, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7%, 12/22/12 1                                                14,837,500         15,037,806
------------------------------------------------------------------------------------------------------
ENERGY--7.9%
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Northern Star Generation LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.979%-8%, 12/17/11 1,2                                       12,803,506         12,975,559
                                                                                        --------------
                                                                                            12,975,559
------------------------------------------------------------------------------------------------------
OIL & GAS--7.5%
Astoria Generating Co., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.87%-6.94%, 2/25/13 1                                  12,756,345         12,926,425
------------------------------------------------------------------------------------------------------
Astoria Generating Co., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche B, 8.69%, 8/25/13 1                                        18,500,000         18,893,125
------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 10.308%-10.61%, 4/14/10 1                                             28,739,888         29,602,084
------------------------------------------------------------------------------------------------------
Cheniere Energy, Inc., Sr. Sec. Credit Facilities Term Loan,
7.729%, 8/31/12 1                                                        15,905,038         16,108,829
------------------------------------------------------------------------------------------------------
Coleto Creek WLE LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Tranche C, 8.376%, 7/1/12 1,2                                            26,260,000         26,522,600
------------------------------------------------------------------------------------------------------
El Paso Corp., Sr. Sec. Credit Facilities Term Loan, 7.75%,
11/23/09 1                                                               34,314,082         34,743,008
------------------------------------------------------------------------------------------------------
Ferrell Cos., Inc., Sr. Sec. Credit Facilities Term Loan,
8.423%-8.43%, 12/17/11 1                                                 19,834,787         20,132,309
------------------------------------------------------------------------------------------------------
Hercules Offshore LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.24%, 6/29/10 1,2                                             8,388,393          8,503,733
------------------------------------------------------------------------------------------------------
LS Power General Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Delayed Draw, 3/15/13 1,3                                        909,091            916,477
------------------------------------------------------------------------------------------------------
LS Power General Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.83%, 3/15/13 1                                              21,590,909         21,766,335
------------------------------------------------------------------------------------------------------
MEG Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7%, 3/30/13 1                                                            12,500,000         12,653,125
------------------------------------------------------------------------------------------------------
PowerWell Services, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.21%, 8/19/10 1                                              28,000,000         28,437,500
------------------------------------------------------------------------------------------------------
Targa Resources, Inc., Sr. Sec. Credit Facilities Bridge Term Loan,
6.83%, 10/31/07 1,2                                                      16,000,000         16,046,672
------------------------------------------------------------------------------------------------------
Texstar Operating, Inc., Sr. Sec. Credit Facilities Term Loan,
8.29%, 11/30/11 1,2                                                       9,975,000         10,024,875
                                                                                        --------------
                                                                                           257,277,097
------------------------------------------------------------------------------------------------------
FINANCIALS--2.5%
------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
Buckeye Check Cashing, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.81%, 5/1/12 1                                                8,000,000          8,080,000
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.9%
Ameritrade Holding Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.49%, 12/31/12 1                                             30,000,000         30,153,750

6            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
INSURANCE--0.4%
Conseco, Inc., Sr. Sec. Credit Facilities Term Loan, 6.651%,
6/22/10 1,2                                                            $  8,941,825     $    9,023,795
------------------------------------------------------------------------------------------------------
Swett & Crawford Group, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.827%, 11/16/11 1,2                                     5,000,000          5,062,500
                                                                                        --------------
                                                                                            14,086,295
------------------------------------------------------------------------------------------------------
REAL ESTATE--1.0%
Capital Auto REIT, Sr. Sec. Credit Facilities Term Loan, 6.58%,
12/16/10 1                                                               19,999,012         20,186,502
------------------------------------------------------------------------------------------------------
LA&W Finance, Sr. Sec. Credit Facilities Term Loan, 8.38%,
2/15/12 1,2                                                               3,000,000          3,041,250
------------------------------------------------------------------------------------------------------
LNR Property Corp., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.83%-7.85%, 2/3/08 1                                                  9,239,432          9,325,331
                                                                                        --------------
                                                                                            32,553,083
------------------------------------------------------------------------------------------------------
HEALTH CARE--8.6%
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
CCS Medical, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.78%,
9/30/12 1                                                                21,945,000         21,872,998
------------------------------------------------------------------------------------------------------
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.563%, 3/17/13 1                                                      5,000,000          5,025,000
------------------------------------------------------------------------------------------------------
Fresenius Medical Care AG, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.354%-6.403%, 3/31/13 1                                       3,000,000          3,006,249
                                                                                        --------------
                                                                                            29,904,247
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--7.7%
American Medical Response/EmCare Holdings, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 6.78%-6.97%, 2/10/12 1                   9,197,488          9,321,085
------------------------------------------------------------------------------------------------------
Ameripath, Inc., Sr. Sec. Credit Facilities Term Loan, 6.83%,
1/25/13 1                                                                 6,000,000          6,069,378
------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7/27/11 1,3                                                    1,327,724          1,337,682
Tranche B, 8.48%, 7/27/11 1,2                                             9,129,500          9,197,972
------------------------------------------------------------------------------------------------------
Benchmark Medical, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.877%, 12/27/12 1,2                                           5,000,000          5,037,500
------------------------------------------------------------------------------------------------------
CompBenefits Corp., Sr. Sec. Credit Facilities Term, Tranche B
Add-On, 7.88%, 3/31/13 1                                                  9,000,000          9,101,250
------------------------------------------------------------------------------------------------------
Concentra Operating Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.69%, 9/30/11 1,2                                             6,543,355          6,621,058
------------------------------------------------------------------------------------------------------
DaVita, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.99%, 10/5/12 1,2                                               200,588            203,012
Tranche B, 6.69%-7.11%, 10/5/12 1                                        10,156,129         10,278,844
------------------------------------------------------------------------------------------------------
FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 10.82%, 11/15/09 1,2                                           5,380,367          5,487,974
------------------------------------------------------------------------------------------------------
FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, Tranche B, 12.82%, 11/15/09 1,2                             2,080,196          2,121,800
------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.058%-10%, 8/10/12 1,2                                             9,236,838          9,358,071
------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 12.558%, 2/10/13 1                                                  1,000,000          1,012,500
------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities, Tranche
B, 7.08%-7.37%, 1/4/13 1                                                  3,978,378          4,027,280
------------------------------------------------------------------------------------------------------
GGNSC Beverly LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
4/24/13 1,3                                                               4,250,000          4,297,813

7            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
HealthSouth Corp., Sr. Sec. Credit Facilities Term Loan, 8.15%,
2/8/13 1                                                             $   20,000,000     $   20,244,640
------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Bridge Term Loan,
9.35%, 2/2/07 1                                                          15,000,000         14,956,245
------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.02%-7.229%, 1/19/12 1,2                                      8,133,461          8,199,546
Tranche B, 8.63%, 1/19/12 1                                               5,000,000          5,040,625
Tranche C, 7.02%, 1/19/07 1,2                                             3,846,154          3,915,865
------------------------------------------------------------------------------------------------------
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.86%, 4/15/13 1                                                          5,500,000          5,568,750
------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.23%-7.25%, 1/6/13 1                                         16,816,092         17,047,314
------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., Sr. Sec. Credit 1st Lien Term Loan,
Tranche B, 6.82%, 3/31/13 1                                               8,000,000          8,063,752
------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., Sr. Sec. Credit 2nd Lien Term Loan,
8.82%, 3/31/14 1                                                          4,000,000          4,075,624
------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of Credit Term
Loan, 7.349%, 2/18/12 1,2                                                 2,604,709          2,643,780
------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.101%-7.18%, 2/18/12 1,2                                                 8,335,069          8,460,095
------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan:
Tranche B, 7.22%-7.38%, 11/9/10 1,2                                       8,900,276          9,033,780
Tranche B, 7.523%, 11/9/10 1                                              2,765,134          2,806,611
------------------------------------------------------------------------------------------------------
SouthernCare, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.51%-7.559%, 12/10/10 1,2                                            12,955,000         13,125,035
------------------------------------------------------------------------------------------------------
Team Health, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.27%, 11/30/12 1,2                                                       9,975,000         10,062,281
------------------------------------------------------------------------------------------------------
Triumph HealthCare LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8%, 8/12/12 1,2                                                     6,965,000          6,947,588
------------------------------------------------------------------------------------------------------
Triumph HealthCare LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 13.60%, 1/12/13 1,2                                                 2,000,000          1,890,000
------------------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities
Acquisition Term Loan, Tranche B, 6.95%, 9/23/11 1,2                     14,823,106         15,029,236
------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.19%-7.61%, 1/4/12 1                                         15,862,392         15,992,685
Tranche C, 7.479%-7.61%, 1/4/12 1                                         4,419,118          4,455,417
Tranche D, 7.479%-7.61%, 1/4/12 1                                         3,029,287          3,054,170
------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan, Delayed
Draw, 7.19%-7.61%, 1/14/12 1                                              2,128,711          2,147,006
                                                                                        --------------
                                                                                           266,233,264
------------------------------------------------------------------------------------------------------
INDUSTRIALS--20.0%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.8%
AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 9.41%-11.096%, 8/10/11 1,2                                     9,625,000          9,949,844
------------------------------------------------------------------------------------------------------
American Airlines, Inc., Sr. Sec. Credit Facilities Revolving
Credit Loan, 9.49%-9.75%, 6/17/09 1,2                                     4,875,000          4,907,502
------------------------------------------------------------------------------------------------------
American Airlines, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.21%-8.33%, 12/17/10 1                                        3,000,000          3,056,250

8            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, 8.25%,
1/5/11 1,2                                                           $   11,638,613     $   11,718,628
------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 9.24%-11.096%, 3/31/08 1,2                     8,457,500          8,520,932
------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 11%, 6/30/08 2                                            8,000,000          8,040,000
------------------------------------------------------------------------------------------------------
Delta Airlines, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor
in Possession:
Tranche A, 9.01%, 3/27/08 1,2                                             1,000,000          1,018,929
Tranche B, 11.01%, 3/27/08 1,2                                            8,000,000          8,228,568
------------------------------------------------------------------------------------------------------
DynCorp International LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.438%-7.813%, 2/1/11 1,2                                     20,834,887         21,121,367
------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded Letter of
Credit Term Loan, 8.25%, 12/6/09 1                                        5,744,670          5,805,707
------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, 8.06%,
12/6/09 1                                                                 9,728,187          9,831,549
------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8%, 12/30/12 1                                                19,950,000         20,224,313
------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 13%, 6/30/13 1,2                                               8,000,000          8,200,000
------------------------------------------------------------------------------------------------------
Mid-Western Aircraft Systems, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.318%, 12/31/11 1,2                                     4,962,500          5,048,570
------------------------------------------------------------------------------------------------------
Northwest Airlines, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 10.18%, 11/23/09 1,4                                          15,000,000         15,288,750
------------------------------------------------------------------------------------------------------
Overwatch Systems LLC, Sr. Sec. Credit Facilities Term Loan,
7.26%-7.48%, 4/1/11 1,2                                                   5,937,518          6,004,316
------------------------------------------------------------------------------------------------------
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.625%, 1/9/12 1                                              21,875,000         22,225,000
------------------------------------------------------------------------------------------------------
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 8.75%, 1/9/12 1                                             3,125,000          3,175,000
------------------------------------------------------------------------------------------------------
US Airways Group, Inc., Sr. Sec. Credit Facilities Term Loan,
8.50%, 3/31/11 1                                                         15,500,000         15,710,707
------------------------------------------------------------------------------------------------------
Wyle Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.44%, 1/28/11 1,2                                                  8,444,924          8,582,154
------------------------------------------------------------------------------------------------------
Wyle Laboratories, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.19%, 7/28/11 1,2                                                 2,000,000          2,042,500
                                                                                        --------------
                                                                                           198,700,586
------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--2.7%
Acoustical Material Services, Inc., Sr. Sec. Credit Facilities Term
Loan, 7.73%-7.75%, 4/13/12 1,2                                           12,665,380         12,792,034
------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.21%-7.25%, 10/20/11 1,2                                           7,580,730          7,672,328
------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9.96%, 4/20/12 1,2                                                  7,000,000          7,039,375
------------------------------------------------------------------------------------------------------
Formica Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.962%, 3/10/13 1,2                                                      14,500,000         14,631,414
------------------------------------------------------------------------------------------------------
MAAX, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.78%-8.126%, 6/4/11 1,2                                                  8,414,250          8,372,178


9            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS CONTINUED
PGT Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.75%, 2/14/12 1,2                                             $   15,500,000     $   15,655,000
------------------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.75%, 2/14/13 1,2                                                 5,000,000          5,112,500
------------------------------------------------------------------------------------------------------
Professional Paint, Inc., Sr. Sec. Credit Facilities Term Loan,
7.71%-7.84%, 9/30/11 1,2                                                  5,883,931          5,935,416
------------------------------------------------------------------------------------------------------
United Subcontractors, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.70%, 12/27/12 1,2                                14,962,500         14,999,906
                                                                                        --------------
                                                                                            92,210,151
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.5%
Acosta, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.13%, 12/6/12 1,2                                                        8,977,500          9,086,918
------------------------------------------------------------------------------------------------------
Allied Security, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.73%-8.86%, 6/30/10 1,2                                      10,834,497         10,915,756
------------------------------------------------------------------------------------------------------
Headwaters, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.08%, 4/30/11 1                                                         14,430,273         14,562,555
------------------------------------------------------------------------------------------------------
Hertz Corp. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.96%-7.26%, 12/21/12 1                                                  19,916,751         20,126,095
------------------------------------------------------------------------------------------------------
Hertz Corp. (The), Sr. Sec. Credit Facilities Term Loan, Delayed
Draw, 1.11%, 12/21/12 1                                                  11,255,556         11,383,801
------------------------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.469%-12.575%, 8/13/10 1,2                                  22,749,643         23,062,451
------------------------------------------------------------------------------------------------------
Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche A, 11.188%, 8/16/09 1,2                                    16,863,027         16,757,634
------------------------------------------------------------------------------------------------------
Outsourcing Solutions, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.50%, 5/23/12 1,2                                            11,911,402         11,941,180
------------------------------------------------------------------------------------------------------
Protection One, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 4/18/11 1,2,3                                                  1,869,474          1,885,249
Tranche B, 7.50%-7.78%, 4/18/11 1,2                                       6,530,526          6,585,631
------------------------------------------------------------------------------------------------------
Safety-Kleen Systems, Inc., Sr. Sec. Credit Facilities Prefunded
Letter of Credit Term Loan, 11.849%, 4/6/11 1,2                           1,880,000          1,939,534
------------------------------------------------------------------------------------------------------
Safety-Kleen Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
11.741%-12%, 4/6/11 1,2                                                   5,940,000          6,128,102
------------------------------------------------------------------------------------------------------
Sedgwick Claims Management Services, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 6.979%-7.059%, 2/28/13 1                 6,982,500          7,063,965
------------------------------------------------------------------------------------------------------
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche A, 8%, 6/16/10 1,2                                          4,953,721          4,997,066
------------------------------------------------------------------------------------------------------
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche B, 8%, 6/16/10 1,2                                          1,931,361          1,936,190
------------------------------------------------------------------------------------------------------
TRM Corp., Sr. Sec. Credit Facilities Term Loan, 9.901%-10%,
11/24/10 1,2                                                             10,134,761          9,932,066
------------------------------------------------------------------------------------------------------
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche C, 7.43%, 12/29/12 1                                        6,923,497          7,031,677
------------------------------------------------------------------------------------------------------
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term
Loan, 7.43%, 10/21/12 1                                                  12,825,779         13,026,181
------------------------------------------------------------------------------------------------------
Workflow Management, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 9.126%, 10/17/10 1,2                                    11,850,000         11,879,625
                                                                                        --------------
                                                                                           190,241,676


10            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.3%
SunCal Master I Cos., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.23%-8.25%, 1/25/10 1,2                                         $  4,473,750     $    4,487,730
------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., Sr. Sec. Credit Facilities Term Loan,
7.75%, 7/29/08 1,2                                                        6,000,000          6,067,500
                                                                                        --------------
                                                                                            10,555,230
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.4%
Amsted Industries, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 4/6/13 1,3                                                     2,000,000          2,028,750
Tranche B, 6.94%-7.01%, 4/6/13 1                                          7,000,000          7,100,624
------------------------------------------------------------------------------------------------------
Axia, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.23%,
12/20/12 1,2                                                              9,975,000          9,999,938
------------------------------------------------------------------------------------------------------
Cellnet Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.98%, 4/26/12 1                                        14,887,500         15,129,422
------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., Sr. Sec. Credit Facilities
Term Loan, 7.16%, 7/23/10 1,2                                             3,425,000          3,459,250
------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., Sr. Sec. Credit Facilities
Term Loan, 8.877%, 7/23/10 1                                              3,425,000          3,459,250
------------------------------------------------------------------------------------------------------
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.313%-8.375%, 3/31/11 1,2                                    16,282,683         16,491,313
------------------------------------------------------------------------------------------------------
Mueller Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.25%, 10/3/12 1,2                                             2,211,429          2,244,007
Tranche B, 7.06%-7.376%, 10/3/12 1                                       15,698,571         15,929,842
------------------------------------------------------------------------------------------------------
PP Acquisition Corp., Sr. Sec. Credit Facilities Term Loan, 7.98%,
11/12/11 1                                                               15,677,265         15,873,231
------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., Sr. Sec. Credit Facilities
Term Loan, 7.576%, 7/1/11 1,2                                             9,843,150          9,867,758
------------------------------------------------------------------------------------------------------
Sensata Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.86%, 4/27/13 1                                              12,000,000         12,080,628
------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 7.22%-7.58%, 12/17/10 1,2                                    10,347,208         10,463,614
Tranche B2, 7.22%-7.44%, 12/17/10 1,2                                     1,374,416          1,389,878
------------------------------------------------------------------------------------------------------
Tinnerman Palnut Engineered Products LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 7.81%-10%, 11/5/09 1,2                    13,148,735         13,115,862
------------------------------------------------------------------------------------------------------
TriMas Corp., Sr. Sec. Credit Facilities Revolving Credit Loan,
8.375%-8.50%, 12/31/07 1,2                                                1,666,667          1,625,000
------------------------------------------------------------------------------------------------------
TriMas Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.75%-8.875%, 12/31/09 1,2                                               11,704,280         11,909,105
                                                                                        --------------
                                                                                           152,167,472
------------------------------------------------------------------------------------------------------
MACHINERY--0.8%
Babcock & Wilcox Co., Sr. Sec. Credit Facilities Term Loan, Delayed
Draw, 1%, 12/30/10 1,2                                                   16,500,000         16,582,500
------------------------------------------------------------------------------------------------------
Gleason Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.318%-7.50%, 7/31/11 1,2                                                10,344,743         10,474,053
------------------------------------------------------------------------------------------------------
Gleason Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.322%, 1/31/12 1,2                                                        995,000          1,012,413
                                                                                        --------------
                                                                                            28,068,966


11            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
MARINE--0.5%
Great Lakes Dredge & Dock Co., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.69%-8.26%, 12/22/10 1,2                           $   14,936,106     $   15,141,478
                                                                                        --------------
                                                                                            15,141,478
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--4.0%
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.4%
Aspect Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.438%, 9/22/10 1,2                                     13,000,000         13,186,875
------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Amkor Technology, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche B, 9.274%, 10/27/10 1,2                                    10,000,000         10,450,000
------------------------------------------------------------------------------------------------------
Viasystems, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche C, 7.869%, 9/30/09 1                                              1,397,646          1,408,128
Tranche C, 10.849%, 9/30/09 1,2                                          12,862,474         12,958,943
                                                                                        --------------
                                                                                            24,817,071
------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.1%
Infor Global Solutions, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.80%, 2/14/11 1                                                    3,280,909          3,286,378
------------------------------------------------------------------------------------------------------
Infor Global Solutions, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.80%, 3/14/12 1                                                    7,125,620          7,137,498
------------------------------------------------------------------------------------------------------
Infor Global Solutions, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 7.80%, 3/14/12 1                                            1,593,471          1,596,127
------------------------------------------------------------------------------------------------------
Open Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.33%, 3/14/11 1,2                                                 11,360,345         11,502,349
------------------------------------------------------------------------------------------------------
Open Solutions, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.33%, 9/14/11 1,2                                                 6,500,000          6,670,625
------------------------------------------------------------------------------------------------------
SS&C Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.48%, 11/4/12 1,2                                             7,980,000          8,093,053
                                                                                        --------------
                                                                                            38,286,030
------------------------------------------------------------------------------------------------------
IT SERVICES--1.3%
Stratus Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.96%, 4/7/11 1,2                                             10,000,000         10,156,250
------------------------------------------------------------------------------------------------------
Stratus Technologies, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 13.83%, 4/7/12 1,2                                             5,000,000          4,875,000
------------------------------------------------------------------------------------------------------
Sungard Data Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.81%-7.215%, 1/22/13 1                                       20,785,339         21,050,726
------------------------------------------------------------------------------------------------------
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Delayed Draw, 1.233%, 1/5/12 1,2                                            888,889            891,111
------------------------------------------------------------------------------------------------------
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.31%-7.50%, 1/5/12 1,2                                                   6,951,111          7,051,033
                                                                                        --------------
                                                                                            44,024,120
------------------------------------------------------------------------------------------------------
SOFTWARE--0.5%
Nuance Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.10%, 3/31/13 1                                              16,000,000         16,133,328
------------------------------------------------------------------------------------------------------
MATERIALS--7.0%
------------------------------------------------------------------------------------------------------
CHEMICALS--4.4%
Bassell NV, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.31%, 9/15/13 1                                               3,200,000          3,256,000


12            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Tranche C, 8%, 9/15/14 1                                               $  3,200,000     $    3,256,000
------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 7.44%, 12/31/13 1,2                                                   15,000,001         15,246,763
------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.431%, 6/30/15 1,2                                                      3,000,000          3,090,000
------------------------------------------------------------------------------------------------------
Celanese Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B
Add-On, 6.979%, 4/6/11 1                                                 11,493,482         11,678,815
------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, Tranche C, 9.308%, 11/13/13 1,2                           6,260,000          6,397,589
------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities Term
Loan:
Tranche B1, 7.42%, 5/12/12 1                                              3,778,582          3,806,665
Tranche B4, 7.42%, 4/21/12 1                                              1,361,808          1,371,929
Tranche C1, 7.92%, 5/12/13 1                                              8,807,397          8,909,686
------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Sec. Credit Facilities Term Loan,
6.679%, 8/16/12 1                                                        28,736,139         28,933,700
------------------------------------------------------------------------------------------------------
Ineos Group Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.339%, 10/7/13 1                                              8,800,000          8,934,763
Tranche C, 7.839%, 10/7/14 1                                              8,800,000          8,934,763
------------------------------------------------------------------------------------------------------
Invista, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B-1, 6.75%, 4/27/11 1,2                                           3,952,673          3,993,848
Tranche B-2, 6.75%, 4/27/11 1,2                                           3,114,341          3,146,783
------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.50%, 2/17/13 1                                                          9,000,000          9,082,971
------------------------------------------------------------------------------------------------------
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in
Possession, Tranche B, 8.43%, 6/19/06 1,2                                15,000,000         15,262,500
------------------------------------------------------------------------------------------------------
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in
Possession, 8.33%, 3/24/07 1,2                                            7,000,000          7,122,500
------------------------------------------------------------------------------------------------------
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.68%, 2/10/09 1                                                         10,000,000         10,150,000
                                                                                        --------------
                                                                                           152,575,275
------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Builders FirstSource, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.49%, 8/11/11 1,2                                             1,955,556          1,960,444
------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.5%
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Incremental
Term Loan, 7.375%, 10/7/11 1                                              1,250,000          1,265,755
------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.938%-7.25%, 9/15/11 1                                        8,403,674          8,509,595
Tranche C, 9.25%, 4/7/12 1,2                                              6,728,571          6,900,991
                                                                                        --------------
                                                                                            16,676,341
------------------------------------------------------------------------------------------------------
METALS & MINING--0.8%
International Mill Service, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche C, 7.73%, 12/31/10 1,2                                      9,940,050         10,076,726
------------------------------------------------------------------------------------------------------
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8%, 1/28/10 1                                                            17,339,962         17,600,062
                                                                                        --------------
                                                                                            27,676,788


13            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.2%
Georgia-Pacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A, 7.13%-7.229%, 12/20/10 1                                   $   1,975,000     $    1,988,424
Tranche B, 6.88%-6.979%, 12/20/12 1                                       6,483,750          6,527,314
------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche C, 7.88%-8.029%, 12/23/13 1                                18,500,000         18,923,373
------------------------------------------------------------------------------------------------------
Newpage Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.96%, 5/2/11 1                                                          15,409,265         15,467,051
                                                                                        --------------
                                                                                            42,906,162
------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.6%
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8/31/12 1,3                                                    9,000,000          9,070,317
Tranche B, 6.21%-6.514%, 8/31/12 1,2                                     16,940,000         17,072,352
------------------------------------------------------------------------------------------------------
Conversent Communications LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8.84%-9%, 5/1/11 1                                      14,800,000         14,827,750
------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
11.823%, 12/1/11 1                                                       30,074,000         31,946,107
------------------------------------------------------------------------------------------------------
Ntelos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.50%, 8/24/11 1                                              14,925,596         15,153,211
------------------------------------------------------------------------------------------------------
Qwest Corp., Sr. Sec. Credit Facilities Term Loan, Tranche A,
9.651%, 6/30/07 1                                                         5,100,000          5,229,627
------------------------------------------------------------------------------------------------------
Time Warner Telecom, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.86%-7.23%, 11/30/10 1                                                2,493,750          2,532,196
------------------------------------------------------------------------------------------------------
WestCom Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.499%-7.541%, 12/17/10 1,2                                    4,507,246          4,518,514
------------------------------------------------------------------------------------------------------
XO Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
10.979%, 7/15/09 1,2                                                      7,108,864          7,108,864
                                                                                        --------------
                                                                                           107,458,938
------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.5%
Intelsat Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.75%, 7/28/11 1                                                          9,937,060         10,033,330
------------------------------------------------------------------------------------------------------
Leap Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.479%, 1/10/11 1                                                         5,000,000          5,021,875
------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.479%, 12/1/10 1                                       22,296,047         22,632,807
------------------------------------------------------------------------------------------------------
MetroPCS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 10%, 5/31/12 1                                                17,500,000         18,032,298
------------------------------------------------------------------------------------------------------
PanAmSat Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.81%-6.90%, 8/20/11 1                                                   29,924,672         30,303,727
                                                                                        --------------
                                                                                            86,024,037
------------------------------------------------------------------------------------------------------
UTILITIES--7.7%
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--7.2%
Boston Generating LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 8.229%, 10/11/11 1                                          73,097             74,842
------------------------------------------------------------------------------------------------------
Boston Generating LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.229%, 10/11/11 1                                                 19,082,590         19,538,187
------------------------------------------------------------------------------------------------------
Boston Generating LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.279%, 10/11/11 1                                                 3,200,000          3,386,400


14            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 10.826%, 8/26/09 1                                   $   18,658,480     $   19,925,708
------------------------------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Debtor in Possession, 7.23%, 1/23/08 1,2                                 16,441,489         16,763,463
------------------------------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Debtor in Possession, 8.661%, 1/23/08 1,2                                10,000,000         10,291,670
------------------------------------------------------------------------------------------------------
Guadalupe Power Plant, Inc., Sr. Sec. Credit Facilities Term Loan,
6.75%, 12/31/09 1,2                                                       9,671,480          9,381,336
------------------------------------------------------------------------------------------------------
KGen Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.604%, 9/1/11 1,2                                                       26,247,406         26,509,880
------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 8.479%, 8/16/13 1,2                                           27,000,000         27,514,701
------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Credit Facilities Term Loan, 6.82%,
2/5/13 1                                                                 40,000,000         40,480,560
------------------------------------------------------------------------------------------------------
Plum Point Energy Associates LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.25%, 3/14/14 1                                         16,114,286         16,295,571
------------------------------------------------------------------------------------------------------
Plum Point Energy Associates LLC, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 8.21%, 9/14/14 1                                          5,000,000          4,900,000
------------------------------------------------------------------------------------------------------
Quanta Services, Inc., Sr. Sec. Credit Facilities Term Loan,
7.92%-7.93%, 6/19/08 1                                                   15,630,505         15,835,655
------------------------------------------------------------------------------------------------------
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC, Sr.
Sec. Credit Facilities Term Loan, 9.376%, 6/24/11 1,2                    35,504,682         36,037,252
                                                                                        --------------
                                                                                           246,935,225
------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
Calpine Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 8.576%, 4/1/09 1                                   17,500,000         18,299,645
                                                                                        --------------
Total Corporate Loans (Cost $3,442,495,302)                                              3,467,808,322

------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--3.5%
------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., 8.999% Sr. Sec. Nts., 2/15/12 1              13,000,000         13,552,500
------------------------------------------------------------------------------------------------------
Calpine Generating Co. LLC, 8.576% Sec. Nts., Series 1, 4/1/09 1,2        3,337,000          3,503,850
------------------------------------------------------------------------------------------------------
CCO Holdings LLC/CCO Capital Corp., 9.035% Sr. Unsec. Nts.,
12/15/10 1                                                               10,000,000         10,225,000
------------------------------------------------------------------------------------------------------
FelCor Lodging LP, 8.83% Sr. Nts., 6/1/11 1                              12,000,000         12,510,003
------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 4.50% Nts., 7/15/06                      6,000,000          5,956,554
------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.702% Sr. Sec. Nts., 1/15/14 1,5               10,000,000         10,175,000
------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 7.561% Nts., 11/15/13 1,2                           6,000,000          6,150,000
------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.318% Sr. Sec. Nts., 1/15/13 1,5           5,000,000          5,075,000
------------------------------------------------------------------------------------------------------
SMART Modular Technologies, Inc., 10.49% Sr. Sec. Nts., 4/1/12 1          6,500,000          6,890,000
------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 9.431% Sr. Unsec. Nts., 8/15/13 1,5          17,000,000         18,105,000
------------------------------------------------------------------------------------------------------
Unova, Inc., 7% Unsec. Nts., 3/15/08 2                                    6,700,000          6,767,000
------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc.:
9.65% Sr. Nts., 5/1/13 1,5                                                8,000,000          8,120,000
10.18% Sr. Sec. Nts., 5/1/09 1                                           14,915,000         14,989,575
                                                                                        --------------
Total Corporate Bonds and Notes (Cost $118,985,027)                                        122,019,482


15            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              UNITS              VALUE
------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Aladdin/OpBiz Gaming LLC Wts., Exp. 12/31/49 6 (Cost $0)                      32,265    $           --
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $3,561,480,329)                              104.4%    3,589,827,804
------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                           (4.4)     (152,150,073)
                                                                        ------------------------------
NET ASSETS                                                                     100.0%   $3,437,677,731
                                                                        ==============================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of April 30, 2006 was $1,515,001,519, which represents 44.07% of the Fund's net assets. See accompanying Notes.

3. This Senior Loan will settle after May 31, 2006, at which time the interest rate will be determined.

4. Issue is in default. Non-income producing. See accompanying Notes.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $41,475,000 or 1.21% of the Fund's net assets as of April 30, 2006.

6. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $3,562,015,938
Federal tax cost of other investments             18,382,256
                                              ---------------
Total federal tax cost                        $3,580,398,194
                                              ===============

Gross unrealized appreciation                 $   30,266,126
Gross unrealized depreciation                     (2,555,234)
                                              ---------------
Net unrealized appreciation                   $   27,710,892
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair


16            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

WHEN-ISSUED AND DELAYED DELIVERY SECURITY TRANSACTIONS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interest or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase prices, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interest or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in "when issued" and "delayed delivery" purchases, it will do so for the purpose of acquiring interest or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.

SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of April 30, 2006, securities with an aggregate market value of $3,467,808,322, representing 100.9% of the Fund's net assets were comprised of Senior Loans, of which $1,498,580,669 representing 43.59% of the Fund's net assets, were illiquid.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2006, securities with an aggregate market value of $15,288,750, representing 0.44% of the Fund's net assets, were in default.

CREDIT DEFAULT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain.


17            |             OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

Information regarding such credit default swaps as of April 30, 2006 is as follows:

                                                                                           ANNUAL
                                                                      NOTIONAL AMOUNT    INTEREST
                                                                      RECEIVED BY THE   RATE PAID
                                                                            FUND UPON      BY THE         UNREALIZED
COUNTERPARTY                        REFERENCED DEBT OBLIGATION           CREDIT EVENT        FUND       DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.    The Neiman Marcus Group,
(Nassau Branch)                     Inc.                                   $2,000,000        1.95%      $     68,669

ILLIQUID SECURITIES

As of April 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Many Senior Loans and many of the Fund's other investments are illiquid.

LOAN COMMITMENTS

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $54,769,995 at April 30, 2006. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments. Commitments of $36,420,045 are contractually obligated to fund by a specified date and have been included as Corporate Loans in the Statement of Investments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the Statement of Assets and Liabilities in the annual and semiannual reports.

                                                          COMMITMENT
                                            INTEREST     TERMINATION        UNFUNDED         UNREALIZED       UNREALIZED
                                                RATE           DATES          AMOUNT       APPRECIATION     DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Corp., Sr.
Sec. Credit Facilities
Revolving Credit Loan,
Debtor in Possession                               3%        8/31/07     $ 3,415,908    $           --      $      4,793
------------------------------------------------------------------------------------------------------------------------
Delphi Corp., Sr. Sec. Credit
Facilities Revolving Credit
Loan                                               5         6/18/09         664,261             23,502               --
------------------------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec.
Credit Facilities Pre-Petition
Revolving Credit Loan,
Tranche B                                       1.75        12/31/06       1,153,324             29,760               --
------------------------------------------------------------------------------------------------------------------------

Pinnacle Foods Group, Inc.,
Sr. Sec. Credit Facilities
Revolving Credit Loan                           0.69        11/25/09       9,725,000                 --           33,382
------------------------------------------------------------------------------------------------------------------------

Sunny Delight Beverages Co.,
Sr. Sec. Credit Facilities
Revolving Credit Loan                             --         8/23/09         141,458                 --              487
------------------------------------------------------------------------------------------------------------------------

TriMas Corp., Sr. Sec. Credit
Facilities Revolving Credit
Loan                                            3.50        12/31/07       3,250,000                 --           46,907
                                                                         -----------------------------------------------
                                                                         $18,349,951    $        53,262     $     85,569
                                                                         ===============================================


18            |             OPPENHEIMER SENIOR FLOATING RATE FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund (Closed-End)

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 15, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: June 15, 2006